Reserves	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Reserves

Note 24 Reserves

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Share-based payment reserve	$45,642,323	$42,462,654
Foreign currency translation reserve	(20,442,256)	(16,626,921)
Convertible loan note reserve	4,523,095	4,523,095
	$29,723,162	$30,358,828

Share-based Payment Reserve

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Share-based payment reserve	$45,642,323	$42,462,654
Movements:
Opening balance	42,462,654	37,161,498
Performance rights cash settled in current period (See Note 28 – Share-based Payments)	(603,932)	(296,432)
Cashless exercise of options	(1,605,677)	—
Equity settled share-based payments	5,523,560	5,621,960
Exchange differences	(134,282)	(24,372)
Closing balance	$45,642,323	$42,462,654

The share-based payment reserve includes items recognized as expenses on valuation of director, employee and contractor options and performance rights.

Foreign Currency Translation Reserve

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Foreign currency translation reserve	$(20,442,256)	$(16,626,918)
Movements:
Opening balance	(16,626,918)	(15,136,944)
Exchange differences on translation of foreign operations	(3,813,897)	(1,489,974)
Closing balance	$(20,440,815)	$(16,626,918)

The foreign currency translation reserve includes exchange differences arising on translation of a foreign-controlled subsidiary.